Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segment Reporting Information [Line Items]
Lease rental income	$ 750,730	$ 600,873		$ 619,760
Trading container margin	10,760	3,532		7,398
Gain on sale of owned fleet containers, net	67,229	27,230		21,397
Depreciation expense	281,575	261,665		260,372
Container lessee default recovery, net	1,088	1,675
Container lessee default expense, net				7,867
Interest expense	127,269	123,230		153,185
Debt termination expense	15,209	8,750
Realized (loss) gain on financial instruments, net	(5,634)	(12,295)		1,946
Unrealized gain (loss) on financial / derivatives instruments, net	4,409	(6,044)		(15,442)
Income before income taxes and non controlling interest	286,061	73,299	[1]	58,504
Income tax (expense) benefit	(1,773)	374		(1,948)
Total assets	7,367,444	5,741,376		5,202,617
Purchase of containers and fixed assets	1,993,140	968,398		433,677
Payments on container leaseback financing receivable	18,705	116,263		281,445
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	694,693	538,425		517,859
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	56,037	62,448		101,901
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	694,045	537,534		516,307
Gain on sale of owned fleet containers, net	67,229	27,230		21,397
Depreciation expense	289,610	268,401		266,832
Container lessee default recovery, net	1,088	1,675
Container lessee default expense, net				7,867
Interest expense	126,628	122,863		152,914
Debt termination expense	15,209	8,750		0
Realized (loss) gain on financial instruments, net	(5,408)	(12,295)		1,946
Unrealized gain (loss) on financial / derivatives instruments, net	5,220	(6,044)		(15,442)
Income before income taxes and non controlling interest	239,857	41,831	[1]	14,296
Income tax (expense) benefit	(1,404)	1,088		(1,086)
Total assets	7,269,451	5,641,866		5,101,301
Purchase of containers and fixed assets	1,991,898	968,204		420,971
Payments on container leaseback financing receivable	18,705	116,263		281,445
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	694,045	537,534		516,307
Container Management
Segment Reporting Information [Line Items]
Lease rental income	56,685	63,339		103,453
Depreciation expense	1,110	939		916
Interest expense	641	367		271
Realized (loss) gain on financial instruments, net	(226)
Unrealized gain (loss) on financial / derivatives instruments, net	(811)
Income before income taxes and non controlling interest	46,706	23,641	[1]	27,747
Income tax (expense) benefit	(369)	(714)		(862)
Total assets	230,810	180,933		184,215
Purchase of containers and fixed assets	1,242	194		12,706
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	648	891		1,552
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	56,037	62,448		101,901
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	10,760	3,532		7,398
Income before income taxes and non controlling interest	19,166	16,433	[1]	21,036
Total assets	15,819	12,050		19,573
Other
Segment Reporting Information [Line Items]
Income before income taxes and non controlling interest	(4,845)	(3,254)	[1]	(4,089)
Total assets	12,644	13,691		7,206
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	3,360	5,271		7,590
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	3,360	5,271		7,590
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		392		219
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	83,074	54,899		48,215
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	373	129		1,646
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	9,954	12,575		12,323
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	2,987	4,750		5,725
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense	(9,145)	(7,675)		(7,376)
Income before income taxes and non controlling interest	(14,823)	(5,352)	[1]	(486)
Total assets	(161,280)	(107,164)		(109,678)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (93,028)	$ (67,474)		$ (60,538)

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $4,409, $(6,044) and $(15,442) for the years ended December 31, 2021, 2020 and 2019, respectively, and debt termination expense of $15,209, $8,750 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.